Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Income Statement (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of condensed consolidating income statement information [line items]
Revenue		£ 15,265.4	£ 14,388.9	[1]	£ 12,235.2	[1]
Costs of services		(12,090.2)	(11,348.1)	[1]	(9,709.1)	[1]
Gross profit		3,175.2	3,040.8	[1]	2,526.1	[1]
General and administrative costs		(1,267.0)	(977.7)	[1]	(894.1)	[1]
Operating profit		1,908.2	2,063.1	[1]	1,632.0	[1]
Share of results of associates		113.5	49.8	[1]	47.0	[1]
Profit/(loss) before interest and taxation		2,021.7	2,112.9	[1]	1,679.0	[1]
Finance income		95.2	80.4	[1]	72.4	[1]
Finance costs		(269.8)	(254.5)	[1]	(224.1)	[1]
Revaluation of financial instruments		262.2	(48.3)	[1]	(34.7)	[1]
Profit before taxation		2,109.3	1,890.5	[1]	1,492.6	[1]
Taxation		(197.0)	(388.9)	[1]	(247.5)	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Attributable to:
Equity holders of the parent		1,816.6	1,400.1	[1]	1,160.2	[1]
Non-controlling interests		95.7	101.5	[1]	84.9	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
Revenue		15,265.4	14,388.9	[1]	12,235.2	[1]
Costs of services		(12,090.2)	(11,348.1)	[1]	(9,709.1)	[1]
Gross profit		3,175.2	3,040.8	[1]	2,526.1	[1]
General and administrative costs		(1,267.0)	(977.7)	[1]	(894.1)	[1]
Operating profit		1,908.2	2,063.1	[1]	1,632.0	[1]
Share of results of associates		113.5	49.8	[1]	47.0	[1]
Profit/(loss) before interest and taxation		2,021.7	2,112.9	[1]	1,679.0	[1]
Finance income		95.2	80.4	[1]	72.4	[1]
Finance costs		(269.8)	(254.5)	[1]	(224.1)	[1]
Revaluation of financial instruments		262.2	(48.3)	[1]	(34.7)	[1]
Profit before taxation		2,109.3	1,890.5	[1]	1,492.6	[1]
Taxation		(197.0)	(388.9)	[1]	(247.5)	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Attributable to:
Equity holders of the parent		1,816.6	1,400.1	[1]	1,160.2	[1]
Non-controlling interests		95.7	101.5	[1]	84.9	[1]
Profit for the year		1,912.3	1,501.6	[1]	1,245.1	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs		14.1	13.8	[1]	10.6	[1]
Operating profit		14.1	13.8	[1]	10.6	[1]
Share of results of subsidiaries		1,901.2	1,497.4	[1]	1,298.5	[1]
Profit/(loss) before interest and taxation		1,915.3	1,511.2	[1]	1,309.1	[1]
Finance income	[1]				1.2
Finance costs		(99.3)	(102.5)	[1]	(146.1)	[1]
Revaluation of financial instruments		0.6	(8.6)	[1]	(4.0)	[1]
Profit before taxation		1,816.6	1,400.1	[1]	1,160.2	[1]
Profit for the year		1,816.6	1,400.1	[1]	1,160.2	[1]
Attributable to:
Equity holders of the parent		1,816.6	1,400.1	[1]	1,160.2	[1]
Profit for the year		1,816.6	1,400.1	[1]	1,160.2	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs		74.7	(828.2)	[1]	(83.0)	[1]
Operating profit		74.7	(828.2)	[1]	(83.0)	[1]
Share of results of subsidiaries		2,016.5	2,518.2	[1]	1,507.3	[1]
Profit/(loss) before interest and taxation		2,091.2	1,690.0	[1]	1,424.3	[1]
Finance income		24.5	28.8	[1]	32.0	[1]
Finance costs		(221.5)	(222.1)	[1]	(161.6)	[1]
Profit before taxation		1,894.2	1,496.7	[1]	1,294.7	[1]
Taxation		7.0	0.7	[1]	3.8	[1]
Profit for the year		1,901.2	1,497.4	[1]	1,298.5	[1]
Attributable to:
Equity holders of the parent		1,901.2	1,497.4	[1]	1,298.5	[1]
Profit for the year		1,901.2	1,497.4	[1]	1,298.5	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs	[1]		(0.1)		(0.1)
Operating profit	[1]		(0.1)		(0.1)
Profit/(loss) before interest and taxation	[1]		(0.1)		(0.1)
Finance income		110.6	121.1	[1]	88.4	[1]
Finance costs		(103.4)	(98.8)	[1]	(87.4)	[1]
Revaluation of financial instruments		(5.4)	7.0	[1]
Profit before taxation		1.8	29.2	[1]	0.9	[1]
Profit for the year		1.8	29.2	[1]	0.9	[1]
Attributable to:
Equity holders of the parent		1.8	29.2	[1]	0.9	[1]
Profit for the year		1.8	29.2	[1]	0.9	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Disclosure of condensed consolidating income statement information [line items]
Revenue		15,265.4	14,388.9	[1]	12,235.2	[1]
Costs of services		(12,090.2)	(11,348.1)	[1]	(9,709.1)	[1]
Gross profit		3,175.2	3,040.8	[1]	2,526.1	[1]
General and administrative costs		(1,355.8)	(163.2)	[1]	(821.6)	[1]
Operating profit		1,819.4	2,877.6	[1]	1,704.5	[1]
Share of results of associates		113.5	49.8	[1]	47.0	[1]
Profit/(loss) before interest and taxation		1,932.9	2,927.4	[1]	1,751.5	[1]
Finance income		262.8	231.9	[1]	166.0	[1]
Finance costs		(148.3)	(132.5)	[1]	(44.2)	[1]
Revaluation of financial instruments		267.0	(46.7)	[1]	(30.7)	[1]
Profit before taxation		2,314.4	2,980.1	[1]	1,842.6	[1]
Taxation		(204.0)	(389.6)	[1]	(251.3)	[1]
Profit for the year		2,110.4	2,590.5	[1]	1,591.3	[1]
Attributable to:
Equity holders of the parent		2,014.7	2,489.0	[1]	1,506.4	[1]
Non-controlling interests		95.7	101.5	[1]	84.9	[1]
Profit for the year		2,110.4	2,590.5	[1]	1,591.3	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Disclosure of condensed consolidating income statement information [line items]
Share of results of subsidiaries		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Profit/(loss) before interest and taxation		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Finance income		(302.7)	(301.4)	[1]	(215.2)	[1]
Finance costs		302.7	301.4	[1]	215.2	[1]
Profit before taxation		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Profit for the year		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Attributable to:
Equity holders of the parent		(3,917.7)	(4,015.6)	[1]	(2,805.8)	[1]
Profit for the year		£ (3,917.7)	£ (4,015.6)	[1]	£ (2,805.8)	[1]

[1]	Prior year figures have been re-presented as described in the accounting policies.